Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
OPERATING ACTIVITIES
Net Loss	$ (280)	$ (2,541)	$ (3,851)	$ (19,748)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	567	358	1,344	1,024
Equity-settled stock-based payment	19,912	15,417	50,414	37,797
Finance costs	6	(162)	(81)	38
Change in fair value of warrants liability		129		600
Changes in operating assets and liabilities:
Funds held in restricted escrow account				(9,250)
Trade receivables	(1,040)	1,326	(13,626)	(10,864)
Short-term and long-term financing receivables, net	(236)		(4,454)
Other current assets	(1,278)	(837)	(1,139)	(239)
Accounts payable	(173)	(63)	(296)	562
Accrued liabilities	(413)	(2,638)	21,716	17,617
Customer deposits	(10,357)	(5,608)	11,856	14,568
Other payables	2,101	1,815	3,894	12,541
NET CASH PROVIDED BY OPERATING ACTIVITIES	8,809	7,196	65,777	44,646
INVESTING ACTIVITIES
Purchase of investment in equity securities			(2,250)
Purchase of property and equipment	(395)	(367)	(935)	(964)
Purchase of intangible assets	(2,750)		(2,750)
Purchase of financial assets	(14,325)	(102)	(15,784)	(1,815)
Proceeds from sale of financial assets		1,014	5,753	6,766
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(17,470)	545	(15,966)	3,987
FINANCING ACTIVITIES
Repurchase of common shares	(15,469)	(15,110)	(24,299)	(30,336)
Payment of employee taxes on certain share-based arrangements	(263)	(736)	(1,974)	(1,477)
Proceeds from exercise of stock options	910	1,994	1,571	5,617
Contributions from (distributions to) non-controlling interest	4	(119)	(95)	(171)
NET CASH USED IN FINANCING ACTIVITIES	(14,818)	(13,971)	(24,797)	(26,367)
Net change in cash, cash equivalents and restricted cash	(23,479)	(6,230)	25,014	22,266
Cash, cash equivalents and restricted cash, beginning of period	95,916	56,440	47,465	27,655
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	(65)	(82)	(107)	207
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	72,372	50,128	72,372	50,128
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Warrants exercised		$ 485		$ 862